UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     November 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $146,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                        COM             00130H105     3046   152000 SH       SOLE                   152000        0        0
ALLIS CHALMERS ENERGY INC       COM PAR $.01NW  019645506     1463    77250 SH       SOLE                    77250        0        0
APACHE CORP                     COM             037411105     1531    17000 SH       SOLE                    17000        0        0
ATP OIL & GAS CORP              COM             00208J108     3647    77550 SH       SOLE                    77550        0        0
BAKER HUGHES INC                COM             057224107     7465    82610 SH       SOLE                    82610        0        0
CAMECO CORP                     COM             13321L108     3528    76300 SH       SOLE                    76300        0        0
CAMERON INTERNATIONAL CORP      COM             13342B105     8433    91370 SH       SOLE                    91370        0        0
CHEVRON CORP NEW                COM             166764100     3205    34250 SH       SOLE                    34250        0        0
CONSOL ENERGY INC               COM             20854P109     4087    87700 SH       SOLE                    87700        0        0
DIAMOND OFFSHORE DRILLING IN    COM             25271C102     7510    66290 SH       SOLE                    66290        0        0
ENERGEN CORP                    COM             29265N108     6480   113450 SH       SOLE                   113450        0        0
ENTERGY CORP NEW                COM             29364G103     6391    59020 SH       SOLE                    59020        0        0
EXXON MOBIL CORP                COM             30231G102     4647    50200 SH       SOLE                    50200        0        0
GLOBALSANTAFE CORP              SHS             G3930E101     1654    21760 SH       SOLE                    21760        0        0
GRANT PRIDECO INC               COM             38821G101     4344    79675 SH       SOLE                    79675        0        0
HALLIBURTON CO                  COM             406216101     7450   194000 SH       SOLE                   194000        0        0
HELIX ENERGY SOLUTIONS GRP I    COM             42330P107     5745   135305 SH       SOLE                   135305        0        0
HOUSTON AMERN ENERGY CORP       COM             44183U100     2545   585050 SH       SOLE                   585050        0        0
JOY GLOBAL INC                  COM             481165108     2034    40000 SH       SOLE                    40000        0        0
MCDERMOTT INTL INC              COM             580037109    10233   189220 SH       SOLE                   189220        0        0
NATIONAL OILWELL VARCO INC      COM             637071101     1445    10000 SH       SOLE                    10000        0        0
NOBLE CORPORATION               SHS             G65422100     3399    69300 SH       SOLE                    69300        0        0
NRG ENERGY INC                  COM NEW         629377508      846    20000 SH       SOLE                    20000        0        0
OIL SVC HOLDRS TR               DEPOSTRY RCPT   678002106      531   110000 SH  PUT  SOLE                   110000        0        0
ONEOK INC NEW                   COM             682680103     1422    30000 SH       SOLE                    30000        0        0
QUESTAR CORP                    COM             748356102     2206    42000 SH       SOLE                    42000        0        0
SCHLUMBERGER LTD                COM             806857108     7585    72235 SH       SOLE                    72235        0        0
SMITH INTL INC                  COM             832110100     5994    83945 SH       SOLE                    83945        0        0
SUPERIOR ENERGY SVCS INC        COM             868157108     4033   113800 SH       SOLE                   113800        0        0
TIDEWATER INC                   COM             886423102     2514    40000 SH       SOLE                    40000        0        0
TRANSOCEAN INC                  ORD             G90078109     7314    64700 SH       SOLE                    64700        0        0
UNIT CORP                       COM             909218109     1798    37150 SH       SOLE                    37150        0        0
WEATHERFORD INTERNATIONAL LT    COM             G95089101     7556   112475 SH       SOLE                   112475        0        0
WILLIAMS COS INC DEL            COM             969457100     4569   134135 SH       SOLE                   134135        0        0